Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2014	December 31, 2013

Equipment	$3,080,849	$2,161,715
Tools and molds	11,543	11,543
Leasehold improvements	85,711	82,848
Furniture and fixtures	95,083	93,518

Total property and equipment	3,273,186	2,349,624

Less accumulated depreciation and amortization	(2,403,882)	(2,080,006)

Property and equipment, net	$869,304	$269,618

Schedule of Capital Leased Assets [Table Text Block]
	December 31, 2014	December 31, 2013

Cost	$455,162	$—
Accumulated depreciation	—	—

Total	$455,162	$—